Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares			Value
	COMMON STOCKS - 99.3%
	Aerospace/Defense - 4.3%
20,339	General Dynamics Corp.		$3,037,629
5,834	Northrop Grumman Corp.		1,998,787
			5,036,416
	Banks - 6.2%
115,337	Bank of America Corp.		2,968,774
29,364	JPMorgan Chase & Co.		2,941,979
59,199	Wells Fargo & Co.		1,429,656
			7,340,409
	Biotechnology - 2.0%
9,380	Amgen, Inc.		2,376,142

	Chemicals - 2.2%
11,915	FMC Corp.		1,273,237
11,438	PPG Industries, Inc.		1,377,135
			2,650,372
	Computers - 4.0%
12,311	Accenture PLC, Class A		2,953,778
26,108	Cognizant Technology Solutions Corp., Class A		1,745,581
			4,699,359
	Cosmetics/Personal Care - 7.7%
22,539	Colgate-Palmolive Co.		1,786,441
28,721	Procter & Gamble Co.		3,972,976
56,407	Unilever PLC, ADR (d)		3,360,729
			9,120,146
	Electric - 2.0%
30,076	American Electric Power Co., Inc.		2,370,891

	Electrical Components & Equipment - 1.9%
12,484	L3Harris Technologies, Inc.		2,256,358

	Electronics - 2.9%
20,449	Honeywell International, Inc.		3,385,332

	Environmental Control - 3.1%
19,833	Republic Services, Inc.		1,838,916
15,944	Waste Management, Inc.		1,817,616
			3,656,532
	Finance and Insurance - 1.9%
29,369	Royal Bank of Canada		2,235,568

	Food - 2.5%
51,376	Mondelez International, Inc., Class A		3,001,386

	Hand/Machine Tools - 1.1%
9,032	Snap-on, Inc.		1,339,175

	Healthcare Services - 1.1%
4,547	Anthem, Inc.		1,280,071

	Household Products/Wares - 3.9%
10,604	Avery Dennison Corp.		1,223,596
21,375	Kimberly-Clark Corp.		3,372,120
			4,595,716
	Manufacturing - 11.9%
23,241	Apogee Enterprises, Inc.		486,434
69,398	Bunge Ltd.		3,165,937
10,637	Carlisle Cos, Inc.		1,392,915
39,701	Donaldson Co, Inc.		1,999,342
22,032	Nestle SA, ADR		2,652,763
44,636	Smith & Nephew PLC, ADR		1,814,454
36,201	The Toro Co.		2,725,211
			14,237,056
	Media - 3.0%
78,002	Comcast Corp., Class A		3,495,270

	Miscellaneous Manufacturing - 2.9%
20,927	3M Co.		3,411,519

	Oil & Gas - 1.9%
69,509	Cabot Oil & Gas Corp.		1,318,586
22,077	Total SA, ADR		873,587
			2,192,173
	Packaging & Containers - 1.0%
11,965	Packaging Corp of America		1,211,337

	Pharmaceuticals - 12.6%
188,152	Bayer AG, ADR (d)		3,132,731
18,675	CVS Health Corp.		1,160,091
24,756	Johnson & Johnson		3,797,818
11,609	McKesson Corp.		1,781,285
46,954	Merck & Co., Inc.		4,003,768
21,925	Perrigo Co. PLC		1,146,677
			15,022,370

	Retail - 3.3%
28,037	Walmart, Inc.		3,892,937

	Retail Trade - 0.7%
28,491	Dillard's, Inc., Class A (d)		860,713

	Semiconductors - 1.6%
36,944	Intel Corp.		1,882,297

	Software - 2.5%
51,432	Oracle Corp.		2,942,939

	Telecommunications - 5.0%
50,234	Cisco Systems, Inc.		2,120,880
47,826	Juniper Networks, Inc.		1,195,650
44,145	Verizon Communications, Inc.		2,616,474
			5,933,004
	Transportation - 3.6%
10,059	Norfolk Southern Corp.		2,137,839
10,759	Union Pacific Corp.		2,070,462
			4,208,301
	Transportation and Warehousing - 2.5%
28,641	Canadian National Railway Co.		2,995,276

	TOTAL COMMON STOCKS (Cost - $110,029,717)		117,629,065

	CONVERTIBLE PREFERRED STOCKS - 0.4%
	Manufacturing - 0.4%
2,600	Energizer Holdings, Inc., Series A, 7.5%		253,890
5,150	International Flavors & Fragrances, Inc., 6.0%		233,810
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $449,876)		487,700

	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.1%
9,473	Pitney Bowes, Inc., 6.7%		174,777

	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
8,735	Chesapeake Energy Corp., 4.5%		6,703
12,483	Nabors Industries, Ltd., Series A, 6.0% (d)		86,507
			93,210
	Real Estate Investment Trusts - 0.0% (e)
21,147	CBL & Associates Properties, Inc., Series E, 6.6% (d)		17,334

	TOTAL PREFERRED STOCKS (Cost - $800,694)		285,321

Contracts		Notional Value
	PURCHASED OPTIONS - 0.0% (a)(b)(e)
	PURCHASED PUT OPTIONS - 0.0% (e)
	Invesco QQQ Trust Series 1
200	Expiration: September 2020, Exercise Price: $260	$5,897,600	17,500
	TOTAL PURCHASED OPTIONS (Cost - $137,292)		17,500

	SHORT TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
930,659	First American Treasury Obligations Fund, Class X, 0.07% (c)		930,659
	TOTAL SHORT TERM INVESTMENTS (Cost - $930,659)		930,659

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
4,495,471	First American Government Obligations Fund, Class Z, 0.05% (c)		4,495,471
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $4,495,471)		4,495,471

	TOTAL INVESTMENTS - 104.5% (Cost - $116,843,709)		123,845,716
	Liabilities in Excess of Other Assets - (4.5)%		(5,364,738)
	NET ASSETS - 100.0%		$118,480,978

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Each Option is exercisable into 100 shares of the underlying security.
(c) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(d) All or a portion of this security is out on loan as of August 31, 2020.
(e) Less than 0.1%.
ADR - American Depositary Receipt